Segment Reporting (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Description Of Accounting Policy For Segment Reporting Text Block Abstract
Recognized revenue	$ 200
Revenue cost of services	$ 2,800